Investments in Joint Ventures and Associates - Summary of Financial Information of Material Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Assets
Non-current assets				£ 4,603	£ 5,981
Current assets				2,525	4,085
Liabilities
Non-current liabilities				(1,662)	(3,794)
Current liabilities				(1,617)	(1,924)
Net assets	£ 4,348	£ 4,348		4,021	4,348
Sales	4,513	4,552	£ 4,468
Profit for the year	408	(2,335)	823
Other comprehensive expense	(155)	690	20
Total comprehensive income	253	(1,645)	843
Opening net assets	4,348
Profit for the year	408	(2,335)	823
Other comprehensive expense	(155)	690	20
Dividends, net of tax paid	(318)	(424)	(423)
Closing net assets	4,021	4,348
Goodwill	2,030	2,341
Penguin Random House [member] | Associates [member]
Assets
Non-current assets				1,048	1,267
Current assets				1,758	1,587
Liabilities
Non-current liabilities				(859)	(394)
Current liabilities				(1,579)	(1,074)
Net assets	1,386	1,206	1,206	368	1,386
Sales	2,693	2,620
Profit for the year	171	209
Other comprehensive expense	(60)	(14)
Total comprehensive income	111	195
Dividends received from associate in relation to profits	146	131
Re-capitalisation dividends received from associate	312
Opening net assets	1,386	1,206
Exchange differences	(18)	179
Profit for the year	171	209
Other comprehensive expense	(60)	(14)
Dividends, net of tax paid	(1,167)	(194)
Tax adjustments in relation to disposals	56
Closing net assets	368	1,386	£ 1,206
Goodwill	296	589
Carrying value of associate	388	1,240
Penguin Random House [member] | Associates [member] | Share of net assets [member]
Liabilities
Net assets	651	651		£ 92	£ 651
Opening net assets	651
Closing net assets	£ 92	£ 651